Award Timing Disclosure	12 Months Ended
Nov. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal 2025. Furthermore, the Company does not schedule its equity grants in anticipation of the release of material, non-public
information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company does not schedule its equity grants in anticipation of the release of material, non-public
information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false